Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Operating Expenses

in CHF thousands	For the years ended December 31,
	Research and development expenses			General and administrative expenses			Total operating expenses
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Personnel expense	6,509	4,608	4,407	7,029	4,449	2,416	13,538	9,056	6,823
Payroll	4,796	4,313	4,189	5,134	3,939	2,306	9,930	8,252	6,495
Share-based compensation expense	1,713	295	218	1,895	510	110	3,608	804	328
Operating expenses	22,738	17,616	5,161	10,458	6,615	2,208	68,059	24,231	7,369
External service providers	22,256	17,205	4,786	7,695	2,294	1,681	29,951	19,499	6,467
Other operating expenses	258	184	189	2,700	4,249	478	2,958	4,433	667
Depreciation of property and equipment	106	111	78	19	20	10	125	132	88
Depreciation of right-of-use assets	118	116	108	44	52	39	162	167	147
Merger and listing expense(1)	-	-	-	-	-	-	34,863	-	-
Total	29,247	22,224	9,568	17,487	11,064	4,624	81,597	33,288	14,192

(1) Merger and listing expense is presented separately from research and development or general and administrative expenses on the consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.

Schedule of Finance Result

in CHF thousands	For the years ended December 31,
	2023	2022	2021
Finance income	1,429	126	21
Finance expense	(1,315)	(6,442)	(5,120)
Fair value adjustment on warrant liabilities	(3,431)	-	-
Foreign currency exchange gain (loss)	(4,664)	49	(193)
Finance result	(7,981)	(6,267)	(5,292)

Schedule of Total Tax (Expense)

	For the years ended December 31,
in CHF thousands	2023	2022	2021
Current income tax expense	(127)	(90)	(22)
Deferred tax income (expense)	20	35	(5)
Total tax expense	(107)	(55)	(27)

Schedule of Reconciliation of Profit (Loss) Multiplied by Weighted Average Applicable Tax Rate

	For the years ended December 31,
in CHF thousands	2023	2022	2021
Groups average expected tax rate	12.7%	13.9%	13.6%
Accounting loss before income tax	(88,695)	(38,643)	(18,524)
Taxes at weighted average income tax	11,294	5,380	2,521
Effect of unrecorded tax losses	(10,520)	(4,468)	(1,869)
Effect of non-deductible expenses	(6,041)	(968)	(679)
Effect of non-taxable income	5,103	-	-
Effect of other items	57	-	-
Total tax expense	(107)	(55)	(27)

Schedule of Group Reportable Losses Maturity	Below is the maturity of the Group reportable losses:

	As of December 31,
in CHF thousands	2023	2022
2025	16,733	16,733
2026	13,113	13,113
2027	12,437	12,437
2028	14,865	14,865
2029	31,786	31,790
2030	81,509	-
Total	170,443	88,938

Schedule of Deductible Temporary Differences for which No Deferred Tax Asset is Recognised

The Group did not recognize the following temporary differences:

	As of December 31,
in CHF thousands	2023	2022
Pension	728	91
Tax losses in Switzerland	170,443	88,938
Leasing	(150)	(125)
Intangible asset	(4,025)	(4,025)
Total	166,996	84,879